Property and Equipment, Net (Details) - BFLY Operations Inc - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 10,268	$ 7,430
Less: accumulated depreciation and amortization	(3,398)	(2,105)
Property and equipment, net	6,870	5,325
Depreciation and amortization expense	1,316	758
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,102	4,485
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,166	1,424
Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	888	182
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	70	1,311
Other
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 42	$ 28